Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 89,652
Amortization	15,783	$ 15,505	$ 20,539
Ending balance	80,188	89,652
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	346,860	336,840
Additions	7,556	7,619
Translation adjustments	(8,662)	2,401
Ending balance	345,754	346,860	336,840
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	257,208	240,216
Amortization	15,783	15,505
Translation adjustments	(7,425)	1,487
Ending balance	265,566	257,208	240,216
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,455
Ending balance	3,574	6,455
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	167,094	167,001
Translation adjustments	(5,146)	93
Ending balance	161,948	167,094	167,001
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	160,639	157,976
Amortization	2,675	2,725
Translation adjustments	(4,940)	(62)
Ending balance	158,374	160,639	157,976
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	56,114
Ending balance	52,249	56,114
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	122,862	121,922
Translation adjustments	(1,225)	940
Ending balance	121,637	122,862	121,922
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,748	62,175
Amortization	3,671	3,700
Translation adjustments	(1,031)	873
Ending balance	69,338	66,748	62,175
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176
Ending balance	51	176
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,581	3,861
Additions		250
Translation adjustments	(298)	470
Ending balance	4,283	4,581	3,861
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,405	3,861
Amortization	125	74
Translation adjustments	(298)	470
Ending balance	4,232	4,405	3,861
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	338
Ending balance	146	338
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	653	653
Translation adjustments	(6)
Ending balance	647	653	653
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	315	80
Amortization	192	236
Translation adjustments	(6)	(1)
Ending balance	501	315	80
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,167
Ending balance	4,335	5,167
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,125	6,131
Translation adjustments	(73)	(6)
Ending balance	6,052	6,125	6,131
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	958	172
Amortization	776	790
Translation adjustments	(17)	(4)
Ending balance	1,717	958	172
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,175
Ending balance	3,842	6,175
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,461	9,451
Translation adjustments	(172)	10
Ending balance	9,289	9,461	9,451
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,286	964
Amortization	2,240	2,310
Translation adjustments	(79)	12
Ending balance	5,447	3,286	964
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400	400
Ending balance	400	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,827
Ending balance	15,591	14,827
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,849	25,586
Additions	7,556	7,369
Translation adjustments	(1,742)	894
Ending balance	39,663	33,849	25,586
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,022	13,153
Amortization	6,104	5,670
Translation adjustments	(1,054)	199
Ending balance	$ 24,072	$ 19,022	$ 13,153